Capital & Equity	6 Months Ended
Sep. 30, 2020
Equity [Abstract]
CAPITAL & EQUITY

8.	CAPITAL& EQUITY

Ordinary Shares

The Company is authorized to issue 500,000,000 ordinary shares, at $0.0001 par value. As of September 30, 2020 and March 31, 2020, the Company had 11,421,393 and 11,421,393 shares issued and outstanding.